Share Capital (Details) - USD ($)		1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 09, 2022	Mar. 24, 2023	Feb. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 17, 2023	Feb. 02, 2023	Jul. 18, 2022	Mar. 01, 2022
Share Capital [Line Items]
Shares issued									989,903
Share issued price per share (in Dollars per share)									$ 2.59	$ 16
Total proceeds (in Dollars)	$ 2,099,866								$ 2,562,660	$ 7,000,000
Incurred issuance costs (in Dollars)									$ 679,890	$ 1,736,662
Warrant balance									283,875	7,030
Exercise price per share (in Dollars per share)	$ 17.6									$ 20	$ 3.68	$ 14.4
Conversion shares									21
Percentage of common shares issued and outstanding							10.00%		10.00%
Share based compensation options vested (in Dollars)							$ 160,865	$ 1,156,217	$ 1,452,380	$ 1,567,583
Warrants issued										13,781	815,217	10,938
Class of share issued									2,506,015	260,761
Shares outstanding									2,506,015	260,761
Issuances costs of transactions (in Dollars)										$ 522,460
Shares issued	131,250								989,903	131,250
Common share	1									18,750
Warrant shares										1
Pre-funded warrants	1									112,500
Granted shares									25,000	6,533
Offering price per share (in Dollars per share)	$ 16
Capital Units [Member]
Share Capital [Line Items]
Shares issued									815,217
Share issued price per share (in Dollars per share)									$ 14.4	$ 384
Total proceeds (in Dollars)									$ 3,000,000
Payment for incurred issuance costs (in Dollars)									$ 453,345
Share issued price									815,217
Issuances costs of transactions (in Dollars)									$ 453,345	$ 900,720
Shares issued										18,229
Common Stock [Member]
Share Capital [Line Items]
Shares issued						156,250			971,455	169,206
Class of share issued														715
Common share										1
Versus Holdco [Member]
Share Capital [Line Items]
Shares issued										715
Xcite Acquisition [Member]
Share Capital [Line Items]
Shares issued										262
Investor [Member]
Share Capital [Line Items]
Exercise price per share (in Dollars per share)													$ 124.8
Warrants issued													25,906
Common share													1
Equity Option [Member]
Share Capital [Line Items]
Share based compensation options vested (in Dollars)				$ 0	$ 90,896
Common Class A [Member]
Share Capital [Line Items]
Conversion shares									21
Class of share issued				2,506,015			2,506,015			21
Shares outstanding				2,506,015			2,506,015			21
Common Class A [Member] | Common Stock [Member]
Share Capital [Line Items]
Shares issued
IPO [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)			$ 384						$ 3.68
Total proceeds (in Dollars)			$ 7,000,000
Shares issued			18,229
Common share			1
Warrant shares			1
Common share, price per share (in Dollars per share)			$ 460.8
IPO [Member] | Capital Units [Member]
Share Capital [Line Items]
Shares issued									156,250
Total proceeds (in Dollars)									$ 2,250,000
Incurred issuance costs (in Dollars)									$ 226,544
Share issued price									156,250
Issuances costs of transactions (in Dollars)									$ 226,544
Warrant [Member]
Share Capital [Line Items]
Shares issued									283,875
Share issued price per share (in Dollars per share)										$ 460.8
Warrant balance									7,030
Exercise price per share (in Dollars per share)									$ 17.37
Total proceeds (in Dollars)									$ 4,561,200	$ 2,155,195
Share issued price									283,875
Issuances costs of transactions (in Dollars)										$ 313,482
Purchase exercise shares									283,875
Pre-funded warrants										8,521
Warrant [Member] | Unit A warrant [Member]
Share Capital [Line Items]
Warrant balance									7,030	7,030
Private Placement [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)										$ 43.52
Total proceeds (in Dollars)										$ 1,119,373
Exercise price per share (in Dollars per share)											$ 4.05
Warrants issued											24,457
Shares issued										25,768
Over-Allotment Option [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)		$ 355.2								$ 355.2
Total proceeds (in Dollars)		$ 874,125								$ 874,125
Shares issued		2,461								2,461
Common share		1
Warrant shares		1
Offering price per share (in Dollars per share)										$ 460.8
Pre-Funded Warrants [Member]
Share Capital [Line Items]
Share issued price per share (in Dollars per share)										$ 124.8
Total proceeds (in Dollars)										$ 2,099,866
Shares issued										17,271
Common share										8,750